SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation of plant and equipment

Depreciation of plant and equipment is calculated using the following methods:

Heavy machinery and equipment	5 years straight-line
Buildings	20 years straight-line
Leasehold improvements & Other	Over the term of lease, and 2 – 5 years straight-line
Roads, Camp and other site infrastructure	5 - 10 years straight-line
Ore-processing mill components	Estimated life of mine